Prepaid Consulting	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Prepaid Consulting [Abstract]
Prepaid Consulting
6.	Prepaid Consulting

Pursuant to the terms of a Consulting Agreement entered into in 2012, the Company's Executive Chairman at the time personally granted options to a third party to purchase a total of 5,750,000 shares of the Company’s common stock that he owned in exchange for consulting services provided by the third party that directly benefited the Company (the “Former Chairman Options”). Of the 5,750,000 Former Chairman Options, 3,750,000 had an exercise price of $0.295 per share and 2,000,000 had an exercise price of $0.48 per share. The Former Chairman Options granted under the Consulting Agreement expired two years from their dates of grant in October and December 2012 and the term of the Consulting Agreement expired in December 2014, The Company recorded the $847,300 fair value of the Former Chairman Options as contributed capital with an offset to prepaid consulting expense that was amortized to operations over the two-year term of the consulting agreement. The Company’s value of $847,300 was determined using a Binomial Option model based upon an expected life of 5 years, trading prices ranging from $0.30 to $0.46 per share, a risk free interest rate ranging from 0.25% to 0.30%, and expected volatility ranging from 89.348% to 90.201%.

In September 2013, the Company, its former Executive Chairman and the above-indicated third party entered into an agreement, whereby the Company granted options to the third party that have the same terms as the Former Chairman Options in exchange for the third party’s assignment of its interest in the Former Chairman Options to the Company. The Company valued the options granted to the third party in September 2013 at $718,871 and added the cost to the remaining unamortized prepaid consulting expense from the Former Chairman Options. The total was amortized to operations over the term of the consulting agreement. Consulting fees charged to operations for the three and six months ended March 31, 2015 was $0 and $81,547, respectively. Consulting fees charged to operations for the three and six months ended March 31, 2014 was $266,684 and $539,298, respectively. As of March 31, 2015, the prepaid consulting expense was fully amortized to operations.

5. Prepaid Consulting

On October 31, 2012 and December 7, 2012, the Company's former Executive Chairman personally granted options to a third party to purchase a total of 5,750,000 shares of the Company’s common stock that he owned in exchange for consulting services provided by the third party that directly benefited the Company (the “Former Chairman Options”). Of the 5,750,000 Former Chairman Options, 3,750,000 have an exercise price of $0.295 per share and 2,000,000 have an exercise price of $0.48 per share. The Former Chairman Options expire two years from the date of grant.  The Company recorded the $847,300 fair value of the Former Chairman Options as contributed capital with an offset to prepaid consulting expense that is being amortized to operations over the two-year term of the consulting agreement. The Company’s value of $847,300 was determined using a Binomial Option model based upon an expected life of 5 years, trading prices ranging from $0.30 to $0.46 per share, a risk free interest rate ranging from 0.25% to 0.30%, and expected volatility ranging from 89.348% to 90.201%.

In September 2013, the Company, its former Executive Chairman and the above-indicated third party entered into an agreement, whereby the Company granted options to the third party that have the same terms as the Former Chairman Options in exchange for the third party’s assignment of its interest in the Former Chairman Options to the Company. The Company valued  the options granted to the third party in September 2013 at $718,871 and added the cost to the remaining unamortized prepaid consulting expense from the Former Chairman Options.  The total is being amortized to operations over the remaining term of the consulting agreement. Consulting fees charged to operations for the year ended September 30, 2014 and 2013 was $1,081,553 and $403,071, respectively. As of September 30, 2014, the unamortized prepaid consulting expense was $81,547, which will be fully amortized to operations during the next three months.